GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION
NOTE 17:          GEOGRAPHIC INFORMATION

The following table presents the total revenues for the years ended December 31, 2012, 2013 and 2014, allocated to the geographic areas in which it was generated:

	Year ended December 31
	2012	2013	2014

North America (mainly U.S.)	$460,162	$239,884	$292,409
Europe	65,340	69,833	69,281
Other	11,506	15,791	27,041

	$537,008	$325,508	$388,731

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company's property and equipment as of December 31, 2013 and 2014:

	December 31,
	2013	2014

Israel	$436	$9,952
U.S.	1,102	1,460
Europe	651	768

	$2,189	$12,180